Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other current liabilities
Schedule of other current liabilities

	For the year ended
	December 31
(In thousands of €)	2025	2024
Trade payables	7,628	5,952
Payroll-related liabilities	2,370	1,923
Social tax payables	266	177
Other current liabilities	2	—
Total trade and other payables	10,266	8,052
Deferred income	1,461	801
Accrued charges	87	—
Total deferred income and accrued charges	1,548	801
Total other current liabilities	11,814	8,853